Net Loss/Income Per Share	12 Months Ended
Dec. 31, 2024
Net Loss/Income Per Share [Abstract]
NET LOSS/INCOME PER SHARE

15. NET LOSS/INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	Years ended December 31,
	2022	2023	2024
Numerator:
Numerator for basic and diluted (loss) income per share from continuing operations	$(9,252)	$(3,175)	$309
Numerator for basic and diluted loss per share from discontinued operations	(5,056)	—	—
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	49,458,266	56,333,003	57,127,524
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	49,458,266	56,333,003	57,127,524

Basic and Diluted (loss) income per share from continuing operations	$(0.19)	$(0.06)	$0.0054
Basic and Diluted loss per share from discontinued operations	$(0.10)	—	—

Basic and Diluted (loss) income per ADS from continuing operations (Note i)	$(3.80)	$(1.20)	$0.1080
Basic and Diluted loss per ADS from discontinued operations	$(2.00)	—	—

(Note i) In February, 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.

Basic (loss) income per ADS is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted (loss) income per ADS is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the year. Nil share was included in the calculation of diluted income per share for the year of 2022, 2023 and 2024.